CONSOLIDATED INCOME STATEMENTS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) ₨ / shares		Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares		Mar. 31, 2021 INR (₨) ₨ / shares
Analysis of income and expense [abstract]
Revenues	₨ 245,879	[1]	$ 2,992	₨ 214,391	[1]	₨ 189,722	[1]
Cost of revenues	106,536		1,296	100,551		86,645
Gross profit	139,343		1,695	113,840		103,077
Selling, general and administrative expenses	68,026		828	62,081		54,650
Research and development expenses	19,381		236	17,482		16,541
Impairment of non-current assets	699		9	7,562		8,588
Other income, net	(5,907)		(72)	(2,761)		(982)
Total operating expenses	82,199		1,000	84,364		78,797
Results from operating activities (A)	57,144		695	29,476		24,280
Finance income	4,281		52	3,077		2,623
Finance expense	(1,428)		(17)	(958)		(970)
Finance income, net (B)	2,853		35	2,119		1,653
Share of profit of equity accounted investees, net of tax (C)	370		5	703		480
Profit before tax [(A)+(B)+(C)]	60,367		734	32,298		26,413
Tax expense, net	15,300		186	8,730		9,175
Profit for the year	₨ 45,067		$ 548	₨ 23,568		₨ 17,238
Earnings per share:
Basic earnings per share of Rs.5/- each | (per share)	₨ 271.43		$ 3.3	₨ 142.08		₨ 103.94
Diluted earnings per share of Rs.5/- each | (per share)	₨ 270.85		$ 3.3	₨ 141.69		₨ 103.65

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).